Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 179,718		$ 18,862
Term deposits	103,331		101,503
Short-term investments	0		7,573
Accounts receivable, net of allowance of US$1,095 and US$3,918 as of December 31, 2012 and 2013, respectively	81,908		54,475
Inventory	8,443		429
Deferred tax assets, current portion	1,131	[1]	0	[1]
Prepaid expenses and other current assets (including US$182 and US$8,914 of prepayment to related parties as of December 31, 2012 and 2013, respectively)	42,761		17,014
Total current assets	417,292		199,856
Equity investments	81,972	[2]	13,978
Property and equipment, net	3,615		2,434
Intangible assets, net	18,533		13,213
Goodwill	76,020		17,958
Deferred tax assets, non-current portion	278		0
Other non-current assets (including US$279 and US$344 of prepayment to related parties as of December 31, 2012 and 2013, respectively)	11,652		279
Total Assets	609,362		247,718
Current liabilities:
Accounts payable (including accounts payable of US$0 and US$54 to a related party and accounts payable of the consolidated variable interest entities without recourse to the Company of US$6,019 and US$10,411 as of December 31, 2012 and 2013, respectively)	11,726	[3]	7,399	[3]
Receipt in advance (including receipt in advance of the consolidated variable interest entities without recourse to the Company of US$0 and US$5,210 as of December 31, 2012 and 2013, respectively)	5,383	[3]	322	[3]
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$3,737 and US$9,671 as of December 31, 2012 and 2013, respectively)	21,072	[3]	12,234	[3]
Consideration payable of acquiring an associate (including consideration payable of acquiring an associate of consolidated variable interest entities without recourse to the Company of US$0 and US$25,217 as of December 31, 2012 and 2013, respectively)	25,217	[3]	0	[3]
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$4,629 and US$12,153 as of December 31, 2012 and 2013, respectively)	26,401	[3]	11,798	[3]
Tax payable (including tax payable of the consolidated variable interest entities without recourse to the Company of US$576 and US$3,907 as of December 31, 2012 and 2013, respectively)	4,084	[3]	533	[3]
Total current liabilities	93,883		32,286
Noncurrent liabilities:
Convertible debts	172,500		0
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$1,910 and US$2,301 as of December 31, 2012 and 2013, respectively)	2,755	[3]	1,910	[3]
Other non-current liabilities	68		173
Total Liabilities	269,206		34,369
Commitments and contingencies
NQ Mobile Inc.'s shareholders' equity
Additional paid-in capital	337,879		208,426
Statutory reserve	9,636		2,938
Treasury stock	(8,028)		(1,346)
Accumulated deficit	(13,805)		(5,251)
Accumulated other comprehensive income	8,039		3,231
Total NQ Mobile Inc.'s shareholders' equity	333,752		208,022
Non-controlling interest	6,404		5,327
Total equity	340,156		213,349
Total Liabilities and Equity	609,362		247,718
Class A common shares (US$0.0001 par value, 560,000,000 shares authorized; 136,676,587 shares issued and 147,866,344 outstanding as of December 31, 2012, and 255,067,961 shares issued and 255,977,553 outstanding as of December 31, 2013, respectively) [Member]

NQ Mobile Inc.'s shareholders' equity
Common shares	26		13
Class B common shares (US$0.0001 par value, 240,000,000 shares authorized; 104,652,531 and 53,956,491 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares	$ 5		$ 11

[1]	Deferred income tax assets are evaluated on the basis of each operating entity. For any entities in loss in the year of 2013, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2013, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, government subsidy, accruals, accrued but unpaid payrolls and fixed asset depreciation from entities in profit in 2013.
[2]	Balances are presented using period-end exchange rate of RMB against USD of year 2013.
[3]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(d)).